Schedule of investments
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.82%<<
Fixed Income Funds — 24.60%
Macquarie VIP Corporate Bond Series Service Class	2,081,184	$ 9,864,815
Macquarie VIP High Income Series Standard Class	85,542	251,493
Macquarie VIP Limited-Term Bond Series Service Class	503,975	2,398,919
		12,515,227
Global / International Equity Fund — 23.92%
Macquarie VIP International Core Equity Series Standard Class	686,995	12,166,686
		12,166,686
US Equity Funds — 49.30%
Macquarie VIP Core Equity Series Service Class	655,739	9,108,224
Macquarie VIP Growth and Income Series Standard Class	97,771	3,532,476
Macquarie VIP Growth Series Service Class	615,560	6,124,820
Macquarie VIP Mid Cap Growth Series Standard Class	53,604	497,442
Macquarie VIP Small Cap Growth Series Standard Class	82,419	500,283
Macquarie VIP Smid Cap Core Series Service Class	203,103	2,485,981
Macquarie VIP Value Series Service Class	605,129	2,825,951
		25,075,177
Total Affiliated Mutual Funds (cost $56,484,508)		49,757,090

	Number of shares	Value (US $)

Short-Term Investments — 1.84%
Money Market Mutual Funds — 1.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	233,851	$ 233,851
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	233,852	233,852
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	233,851	233,851
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	233,851	233,851
Total Short-Term Investments (cost $935,405)		935,405

Total Value of Securities—99.66% (cost $57,419,913)		50,692,495
Receivables and Other Assets Net of Liabilities—0.34%★		170,652
Net Assets Applicable to 11,102,789 Shares Outstanding—100.00%		$50,863,147
★	Includes $204,813 cash collateral held at broker for futures contracts as of March 31, 2025.
<<	Affiliated company.
The following futures contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(3)	E-Mini Russell 2000 Index	$(304,065)	$(306,667)	6/20/25	$2,602	$1,500
(13)	E-Mini S&P 500 Index	(3,674,612)	(3,676,340)	6/20/25	1,728	(19,663)
Total Futures Contracts			$(3,983,007)		$4,330	$(18,163)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
NQ- IV043 [0325] 0525 (4472140)    1

Schedule of investments
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series   (Unaudited)
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ- IV043 [0325] 0525 (4472140)